U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
      FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1. Name and address of issuer:
Metropolitan Life Separate Account UL
c/o Metropolitan Life Insurance Company
One Madison Avenue, New York, New York, 10010-3690

2. Name of each series or class of funds for which this notice is filed:
   State Street Research Growth Division, State Street Research Income Division, State Street Research Money Market Division, State Street Research Diversified Division, State Street Research Aggressive Growth Division, MetLife Stock Index Division, State Street Research International Stock Division, Loomis Sayles High Yield Bond Division, Janus Mid Cap Division, T. Rowe Price Small Cap Growth Division, Scudder Global Equity Division.





3. Investment Company Act File Number: 811-6025
   Securities Act File Numbers: 33-32813, 33-47927, 33-57320, and 33-91226

4. Last day of fiscal year for which this notice is filed: December 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a) (1), If applicable (see Instruction A.6):

                  n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, which remained unsold at the beginning of the fiscal year.
                   none


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                   none

9. Number and aggregate sale price of securities sold during the fiscal year:



  **Aggregate sale price of securities sold:                  $240,686,495.27

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:



  **Aggregate sale price of securities sold:                  $240,686,495.27

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    No. of Shares :                                                 3,300,793

    Aggregate Sale Price :                                     $75,078,656.88

12. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal
     year in reliance on rule 24f-2 (from Item 10):           $240,686,495.27

(ii) Aggregate price of shares issued in connection with dividend
     reinvestment plans (from Item 11,if applicable):     +    $75,078,656.88

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):             -    $19,734,231.97

(iv) Aggregate price of shares redeemed or repurchased and
     previously applied as a reduction to filing fees
     pursuant to rule 24e-2 (if applicable):                       n/a

(v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
     (iii), plus line (iv)]
     (if applicable):                                         $296,030,920.18

(vi) Multiplier prescribed by Section 6(b) of the Securities
     Act of 1933 or other applicable law or regulation (see
     instruction C.6):                                              x .000295

(vii) Fee due [line (i) or line (v) multiplied by line
      (vi)]:                                                       $87,329.12
                                                           ==================

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                  [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                               March 27, 1998

Metropolitan Life Separate Account UL
Rule 24f-2; For the twelve months ending December 31, 1997
Registration Statement File Nos. 33-32813,33-47927,33-57320,and 33-91226
File No. 811-6025

SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

                                /s/ Christopher P. Nicholas
                                Christopher P. Nicholas
                                Associate General Counsel
                                Metropolitan Life Insurance Company

Date:                           March 27, 1998

   *Please print the name and title of the signing officer below the signature


  **Rather than shares or units, the securities sold and the securities issued during the fiscal year in connection with dividend reinvestment plans constitute interests in the Separate Account. The aggregate sales price equals the total aggregate amounts allocated to the Separate Account together with any front end sales load and sales charges.